Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Discontinued Operations [Abstract]
Revenues									$ 297,099	$ 1,033,701	$ 1,529,509
Salaries, wages and benefits									126,370	405,989	587,354
Supplies									15,528	62,221	90,840
Rent									83,107	123,225	149,469
Other operating expenses									57,246	200,184	292,261
General and administrative expenses									94,062	268,467	345,568
Impairment charges									673	10,632	1,903
Depreciation									5,380	29,444	43,399
Interest expense									18	53	71
Investment income									(478)	(42)	(71)
Disposal Group, Including Discontinued Operation, Operating Expense, Total									381,906	1,100,173	1,510,794
Income (loss) from operations before income taxes									(84,807)	(66,472)	18,715
Provision (benefit) for income taxes									(31,177)	(26,157)	7,345
Income (loss) from operations	$ (28,743)	$ (8,677)	$ (8,768)	$ (7,442)	$ (7,563)	$ (25,871)	$ (1,200)	$ (5,681)	(53,630)	(40,315)	11,370
Loss on divestiture of operations	(9,061)	1,387	(2,018)	(3,006)	(5,994)	(65,016)	(10,852)	(2,025)	(12,698)	(83,887)	(4,745)
Income (loss) from discontinued operations	(37,804)	(7,290)	(10,786)	(10,448)	(13,557)	(90,887)	(12,052)	(7,706)	(66,328)	(124,202)	6,625
Discontinued operations	$ 66	$ 78	$ 253	$ 70	$ 61	$ 87	$ 34	$ 51	467	233	339
Income (loss) attributable to Kindred									$ (65,861)	$ (123,969)	$ 6,964